Temporary Equity (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2020	Mar. 06, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from the issuance of Series D Preferred Stock					$ 203,000
Series D Convertible Preferred stock, shares outstanding					203,000		456,000
Series D Convertible Preferred Stock [Member]
Cumulative cash dividend rate		8.00%
Dividend price per share		$ 1.00
Cash dividend, description		Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share), subject to adjustment.
Accrued dividend					$ 5,000
Trading price, price limit to be classified as temporary equity		$ 0.35
Preferred stock, increased par value		$ 1.29
Bifurcated redemption feature recognized		$ 200,000
Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued		203,000
Proceeds from the issuance of Series D Preferred Stock		$ 203,000
Temporary equity, value of shares to be issued		$ 203,000
Series D Convertible Preferred stock, shares outstanding					203,000
Temporary equity, number of shares redeemed	253,000
FaceBank Group, Inc Pre-Merger [Member]
Proceeds from the issuance of Series D Preferred Stock			$ 203,000				$ 700,000
Series D Convertible Preferred stock, shares outstanding			456,000				461,839
FaceBank Group, Inc Pre-Merger [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares redeemed		203,000
Cumulative cash dividend rate		8.00%
Dividend price per share		$ 1.00
Cash dividend, description		Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share)
Accrued dividend			$ 9,000
Trading price, price limit to be classified as temporary equity		$ 0.35
Preferred stock, increased par value		$ 1.29
Bifurcated redemption feature recognized		$ 171,000
FaceBank Group, Inc Pre-Merger [Member] | Stock Purchase Agreement [Member] | Series D Convertible Preferred Stock [Member]
Temporary equity, number of shares to be issued		203,000
Proceeds from the issuance of Series D Preferred Stock		$ 203,000,000
Temporary equity, value of shares to be issued		$ 203,000
Series D Convertible Preferred stock, shares outstanding			456,000